INCOME TAXES (Schedule of Reconciliation of Accrued Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Beginning balance	$ 17.9
Expiration of statute of limitations	(17.9)
Acquired in the Transaction		17.9
Ending balance	$ 0.0	$ 17.9